Income Tax Expense (Details) - Schedule of Unused Tax Losses Deferred Tax Asset - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unused Tax Losses Deferred Tax Asset [Abstract]
– applicable to the company	$ 5,802,382	$ 3,651,357
– applicable to subsidiaries (not consolidated for tax purposes)	171,618	171,610
Total	5,974,000	3,822,967
Potential tax benefit @ 25%	$ 1,493,500	$ 955,742